Related party transactions and balances (Tables)	12 Months Ended
Dec. 31, 2015
Related party transactions and balances [Abstract]
Schedule of name of related parties and relationship with the Group
Name of related parties	Relationship with the Group
Ctrip Investment Holding Co., Ltd. (“Ctrip”)	one board director of the Group
JD.com, Inc. (“JD”)	one board director of the Group

Schedule of balance with related parties
	As of December 31,
	2014	2015
	RMB	RMB	US$ (Note 2(d))
Due from Ctrip	637	59,142	9,130
Due from JD	—	862	133
Total	637	60,004	9,263

Due to Ctrip	—	28,669	4,426
Due to JD	—	93	14
Total	—	28,762	4,440